Consolidated Statements of Changes in (Deficit) Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Tax on investment hedges	$ (8,126)	$ 15,955	$ 4,976